EQUITY - Additional Information (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands, ₪ in Millions								12 Months Ended
	Feb. 03, 2019 $ / shares shares	Jan. 28, 2019 USD ($) shares	Jan. 28, 2019 ₪ / shares shares	Jan. 28, 2019 $ / shares shares	Mar. 22, 2018 ILS (₪) ₪ / shares shares	Mar. 22, 2018 USD ($) shares	Mar. 07, 2018 $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 06, 2018 shares
Equity [Line Items]
Proceeds from issuing shares | $								$ 13,966	$ 5,209
2019 Agreement
Equity [Line Items]
Number of ordinary shares issued		46,115,395	46,115,395	46,115,395
Percentage of issued and outstanding shares on post issuance basis		13.80%	13.80%	13.80%
Proceeds from issuing shares | $		$ 14,700
2018 Agreement
Equity [Line Items]
Number of ordinary shares issued					22,013,893	22,013,893
Percentage of issued and outstanding shares on post issuance basis					7.70%	7.70%
Share issued price per share | (per share)					₪ 0.947		$ 0.27
Percentage of discount on average share price					7.00%	7.00%
Number of consecutive trading days					15 days	15 days
Proceeds from issuing shares					₪ 20.8	$ 6,000
Viola | 2018 Agreement
Equity [Line Items]
Proceeds from issuing shares | ₪					5.2
US Tranche | 2019 Agreement
Equity [Line Items]
Number of ordinary shares issued		1,170,707	1,170,707	1,170,707						1,170,707
Share issued price per share | $ / shares				$ 9.55
Israeli Tranche | 2019 Agreement
Equity [Line Items]
Number of ordinary shares issued	10,994,185	10,944,185	10,944,185	10,944,185
Share issued price per share | (per share)	$ 0.32		₪ 1.1693
Medtronic | 2018 Agreement
Equity [Line Items]
Proceeds from issuing shares | ₪					2.4
Dr. Giora Yaron | 2018 Agreement
Equity [Line Items]
Proceeds from issuing shares | ₪					₪ 2.1